SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 258	$ 6
Less - accumulated depreciation		(2)
Total property and equipment, net	$ 255	256	6
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		10	6
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 248